Trade and Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables and Prepayments, Net	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET

		December 31,
		2022	2021
	Notes	US$ in millions
Trade receivables		$204	$241
Less: provision for expected credit losses		(123)	(125)
Trade receivables, net	16(a)	81	116
Deferred rent		64	73
Less: amortization of deferred rent		(33)	(42)
provision for doubtful deferred rent		—	(2)
Prepayments		45	49
Other receivables	16(b)	12	13
Trade and other receivables and prepayments, net		169	207
Less: non-current portion:
deferred rent		(19)	(17)
prepayments and other receivables		(5)	(7)
		(24)	(24)
Current portion		$145	$183

(a)    Trade receivables, net
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2022	2021
	US$ in millions
0 - 30 days	$34	$90
31 - 60 days	6	7
61 - 90 days	6	2
Over 90 days	35	17
	$81	$116

Trade receivables are measured at amortized cost and their carrying value is approximately equivalent to their fair value on each balance sheet date. The maximum exposure to credit risk is the fair value of trade receivables on each balance sheet date.
As at January 1, 2021, trade receivables from contracts with customers amounted to US$120 million.
Trade receivables primarily consist of casino, mall and hotel receivables. The Group extends credit to approved patrons and gaming promoters following background checks and investigations of creditworthiness. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from patrons and gaming promoters residing in these countries.
Credit is granted on a revolving basis based on the performance and financial background of the gaming promoter and, if applicable, the gaming promoter’s guarantor(s). All gaming promoter credit lines are generally subject to regular review and settlement procedures to evaluate the current status of liquidity and financial health of these gaming promoters. Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement. The Group generally does not charge interest for credit granted, but requires a personal check or other acceptable forms of security.
There is a concentration of credit risk related to net casino receivables as 76.1% and 47.6% of the casino receivables as at December 31, 2022 and 2021, respectively, were from the top five customers. Other than casino receivables, there are no other concentrations of credit risk with respect to trade receivables. The Group believes the concentration of its credit risk in casino receivables is mitigated substantially by its credit evaluation process, credit policies, credit control and collection procedures, and also believes that there are no concentrations of credit risk for which a provision has not been established as at December 31, 2022 and 2021. Although management believes the provision is adequate, it is possible the estimated amount of cash collections with respect to casino receivables could change.
The Group maintains a provision for expected credit losses on casino, mall and hotel receivables and regularly evaluates the balances. The Group specifically analyzes the collectability of each account with a significant balance, based upon the aging of the account, the customer’s financial condition, collection history and any other known information, and the Group makes an allowance for trade receivables. The Group also monitors regional and global economic conditions and forecasts in its evaluation of the adequacy of the recorded provisions. Table games play is primarily cash play, as credit play represented approximately 9.8% and 14.5% of total table games play for the years ended December 31, 2022 and 2021. The credit extended to gaming promoters and premium players can be offset by the commissions payable to and front money deposited by these gaming promoters, which is considered in the establishment of the provision for expected credit losses.
As at December 31, 2022 and 2021, a gross amount of casino receivables of US$146 million and US$160 million, respectively, were offset by commissions payable and front money deposits in an aggregate amount of US$4 million and US$8 million, respectively, resulting in net amounts of casino receivables before provision for expected credit losses of US$142 million and US$152 million, respectively. There were no outstanding receivables from gaming promoters as at December 31, 2022 and 2021.
As at December 31, 2022 and 2021, included in the Group’s trade receivables balance were debtors with aggregate gross carrying amount of US$176 million and US$159 million, which were past due as at the reporting date, of which US$139 million and US$141 million related to casino receivables.
As at December 31, 2022 and 2021, except for credit impaired balances and outstanding significant balances with gross amount of US$71 million and US$135 million that have been assessed individually, as part of the Group’s credit risk management, the Group uses debtors’ aging to assess the impairment for its customers because these remaining customers consist of a large number of small customers with common risk characteristics representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2022 and 2021 within lifetime ECL.

				December 31,
				2022	2021
				US$ in millions
Provision matrix - debtors’ aging	Expected loss rate
Current (not past due)	—			$12	$17
1-90 days past due	2%	-	10%	10	10
91-360 days past due	15%	-	25%	28	4
More than 360 days past due	50%	-	100%	83	75
				$133	$106

The expected loss rates are estimated based on historical observed default rates over the expected life of the receivable balance and forward-looking information available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2022	2021
	US$ in millions
At beginning of year	$125	$137
Provision for expected credit losses, net	3	1
Amounts written-off	(5)	(13)
At end of year	$123	$125

(b)    Other receivables
Other receivables are measured at amortized cost and their carrying value is approximately equivalent to their fair value on each balance sheet date, which also represent the Group’s maximum exposure to credit risk as at December 31, 2022 and 2021. As at December 31, 2022 and 2021, the provision for expected credit losses for other receivables was US$2 million and US$2 million, respectively. Amounts are charged to the provision account and generally written off when the recoverability is remote.